Class A Common Stock Subject to Possible Redemption (Details) - $ / shares	Sep. 30, 2021	Feb. 12, 2021	Dec. 31, 2020
Common stock par value (in Dollars per share)			$ 12.00
Common Class A [Member]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	34,500,000